Convertible note (Details) - USD ($)	Mar. 31, 2026	Sep. 30, 2025
Convertible notes	$ 8,003,064	$ 3,432,353
Convertible Notes 1 [Member]
Convertible notes	493,064	$ 3,432,353
Convertible Notes 2 [Member]
Convertible notes	$ 7,510,000